LORD ABBETT SECURITIES TRUST

Lord Abbett Growth Leaders Fund

Supplement dated December 9, 2022 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

March 1, 2022, as supplemented

The following table replaces the table in the subsection under “Growth Leaders Fund–Management–Portfolio Managers” on page 11 of the summary prospectus and on page 81 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
F. Thomas O’Halloran, Partner and Portfolio Manager	2011
Vernon T. Bice, Portfolio Manager	2011
Matthew R. DeCicco, Partner and Director of Equities	2016
Benjamin Ebel, Portfolio Manager	2022
Steven Wortman, Portfolio Manager	2022

The following replaces the eleventh paragraph under “Management and Organization of the Funds” beginning on page 228 of the statutory prospectus:

Growth Leaders Fund. F. Thomas O’Halloran, Partner and Portfolio Manager, heads the Fund’s team. Additional members of the Fund’s team are Vernon T. Bice, Portfolio Manager, Matthew R. DeCicco, Partner and Director of Equities, Benjamin Ebel, Portfolio Manager, and Steven Wortman, Portfolio Manager. Messrs. O’Halloran, Bice, DeCicco, Ebel, and Wortman joined Lord Abbett in 2001, 2011, 1999, 2005, and 2016, respectively. Messrs. O’Halloran, Bice, DeCicco, Ebel, and Wortman are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “Growth Leaders Fund” in the subsection titled “Portfolio Manager Information–Other Accounts Managed” beginning on page 7-1 of the SAI:

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Growth Leaders Fund
F. Thomas O’Halloran	3	5,006.0	3	360.3	16	1,147.4
Vernon T. Bice	3	5,006.0	3	360.3	0	0
Matthew R. DeCicco	6	14,803.7	3	360.3	0	0
Benjamin Ebel [1]	N/A	N/A	N/A	N/A	N/A	N/A
Steven Wortman[2]	N/A	N/A	N/A	N/A	N/A	N/A

1 Benjamin Ebel was newly added to the Fund effective December 9, 2022 and his other accounts managed will be reported in a future filing.

2 Steven Wortman was newly added to the Fund effective December 9, 2022 and his other accounts managed will be reported in a future filing.

The following rows replace the applicable rows of the corresponding table under the heading “Growth Leaders Fund” in the subsection titled “Portfolio Manager Information–Holdings of Portfolio Managers” beginning on page 7-2 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Growth Leaders Fund
F. Thomas O’Halloran	Over $1,000,000
Vernon T. Bice	Over $1,000,000
Matthew R. DeCicco	$100,001-$500,000
Benjamin Ebel[1]	N/A
Steven H. Wortman[2]	N/A

1 Benjamin Ebel was newly added to the Fund effective December 9, 2022 and his aggregate dollar range of securities will be reported in a future filing.

2 Steven H. Wortman was newly added to the Fund effective December 9, 2022 and his aggregate dollar range of securities will be reported in a future filing.

Please retain this document for your future reference.